Pension And Other Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			$ 586.0	$ 574.8
Decrease In Net Periodic Benefit Cost			(1.9)
Regulatory assets			182.7	158.0
Defined Benefit Plan, Accumulated Benefit Obligation			404.5	397.6
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			357.8	351.0	$ 344.5
Defined Benefit Plan, Actuarial Gain (Loss)	[1]		(6.9)	22.7
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(1.1)	(1.1)
Defined Benefit Plan, Net Periodic Benefit Cost			1.5	(0.4)
Employer contributions			20.0	7.7
Expected contribution			0.8
Funded status of plan			$ 46.7	$ 46.6
Expected return on plan assets			8.20%	8.30%
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			$ 0.0	$ 0.0
Change in Net Periodic Benefit Cost due to Interim Measurement					1.3
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			228.2	223.8	209.7
Defined Benefit Plan, Actuarial Gain (Loss)	[1]		(12.4)	5.7
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(0.3)	0.1
Defined Benefit Plan, Net Periodic Benefit Cost			(13.0)	(10.8)
Employer contributions			13.5	11.9
Expected contribution			2.2
Increase in funded status other postretirement benefit plans			16.5
Funded status of plan			$ (116.1)	$ (99.6)
Expected return on plan assets			8.05%	8.14%
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			$ 0.0	$ 0.0
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			$ 0.0	$ 17.6	18.9
Percentage of investments			0.00%	3.00%
Significant Unobservable Inputs (Level 3) [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			$ 0.0	$ 0.0
Unrecognized Pension Benefit And Other Postretirement Benefit Costs
Defined Benefit Plan Disclosure [Line Items]
Regulatory liabilities			0.7	8.3
Predecessor | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)					(1.1)
Defined Benefit Plan, Net Periodic Benefit Cost					$ 19.0
Expected return on plan assets					8.30%
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements					$ 13.8
Predecessor | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)					0.1
Defined Benefit Plan, Net Periodic Benefit Cost					$ (5.8)
Expected return on plan assets					8.17%
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements					$ 0.0
Scenario, Forecast | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)		$ 12.4
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(1.2)
Amortization of transition obligation		0.0
Scenario, Forecast | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)		0.2
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(0.7)
Amortization of transition obligation		$ 0.0
Unrecognized Pension Benefit And Other Postretirement Benefit Costs
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets			$ 135.2	$ 120.9

[1]	The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.